Short-term Investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term investments as of December 31, 2023 consisted of the following:

	As of December 31, 2023
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB		RMB
Extendible money market certificates	56,694	806	—	—	—	(6)	57,494

	56,694	806	—	—	—	(6)	57,494

The Group had no short-term investments as of December 31, 2022.
Short-term Investments primarily include extendible money market certificate issued by a financial institution outside the PRC amounting to RMB57,494 as of December 31, 2023.
For the years ended December 31, 2021, 2022 and 2023, the Group recognized interest and investment income of RMB1,818, RMB2,771 and RMB806 (US$114) from short-term investments, respectively.
For the year ended December 31, 2021, the realized gain on the available-for-sale
debt investments held by the Group that was reclassified from accumulative other comprehensive income to interest and investment income amounted RMB1,729. There was no such reclassification in 2022 and 2023.